Share-based payments - Share options outstanding (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 Options £ / shares	Dec. 31, 2021 Options £ / shares	Dec. 31, 2020 Options £ / shares
Outstanding share options
Weighted average exercise price		£ 308.06	£ 143.28
Number of share options outstanding | Options		19,670	16,817
Expected weighted average remaining vesting period (years)		1 year 1 month 13 days	1 year 1 month 17 days
Number of options exercisable | Options		7,715	7,635
EMI share option scheme
Outstanding share options
Weighted average exercise price	£ 0.19	£ 308.06	£ 143.28
Number of share options outstanding | Options	21,656,655	19,670	16,817
Expected weighted average remaining vesting period (years)	2 years 7 months 20 days	1 year 1 month 13 days
Number of options exercisable | Options	9,594,507	7,715
Minimum
Outstanding share options
Exercise prices		£ 38.22
Minimum | EMI share option scheme
Outstanding share options
Exercise prices	£ 0.03
Maximum
Outstanding share options
Exercise prices		£ 1,298.49
Maximum | EMI share option scheme
Outstanding share options
Exercise prices	£ 1.18